Velocity Commercial Capital Loan Trust 2024-2

Exhibit 99.17

Data Comparison

Run Date - 3/27/2024

Recovco Loan ID	Loan #1	Loan #2	Loan #3	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
NPY3YSGGEQF	XXXX			Amortization Term	XXX	XXX	XXX	-XX.XX.%	Methodology Difference
P2QEI3H1ICP	XXXX			Amortization Term	XXX	XXX	XXX	-XX.XX.%	Methodology Difference
041KXORVRAE	XXXX			Amortization Term	XXX	XXX	XXX	-XX.XX.%	Methodology Difference
TAPLDVDWYQA	XXXX			Amortization Term	XXX	XXX	XXX	-XX.XX.%	Methodology Difference
5VYMJ5OVCEH	XXXX			Amortization Term	XXX	XXX	XXX	-XX.XX.%	Methodology Difference
VRRWP3USZ53	XXXX			Amortization Term	XXX	XXX	XXX	-X.XX.%	Methodology Difference
K5Z2XQYZQPS	XXXX			Amortization Term	XXX	XXX	XXX	-XX.XX.%	Methodology Difference
5GO3MPTFRLK	XXXX			Amortization Term	XXX	XXX	XXX	-XX.XX.%	Methodology Difference
K1UH0LVMPAU	XXXX			Amortization Term	XXX	XXX	XXX	-XX.XX.%	Methodology Difference
DB5X0N5IPWR	XXXX			Amortization Term	XXX	XXX	XXX	-XX.XX.%	Methodology Difference
OI04YU5GFFU	XXXX			Amortization Term	XXX	XXX	XXX	-XX.XX.%	Methodology Difference
J3LNL5TGGUW	XXXX			Amortization Term	XXX	XXX	XXX	-XX.XX.%	Methodology Difference
DI2VVM3QBLJ	XXXX			Amortization Term	XXX	XXX	XXX	-XX.XX.%	Methodology Difference